Other operating income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income.
Government grants	¥ 451,664	¥ 503,685	¥ 395,042
Claims income	202,649	175,499	141,408
Others	70,519	245,395	171,405
Total other operating income	¥ 724,832	¥ 924,579	¥ 707,855